Employee Retirement and Severance Benefits	12 Months Ended
Dec. 31, 2016
Employee Retirement and Severance Benefits
11.	Employee Retirement and Severance Benefits

The Company and certain of its subsidiaries have contributory and noncontributory defined benefit pension plans covering substantially all of their employees. Benefits payable under the plans are based on employee earnings and years of service. The Company and certain of its subsidiaries also have defined contribution pension plans covering substantially all of their employees.

Effective January 1, 2014, defined benefit pension plans of certain subsidiaries in the Netherlands were terminated, and the related plan assets and obligations were transferred to a multiemployer pension plan for the industry in which these subsidiaries operate. As a result, the Company recorded a gain on curtailments and settlements of ¥9,370 million in selling, general and administrative expenses in the consolidated statement of income for the year ended December 31, 2014.

The following tables include the provisional financial impact related to the acquisition of TMSC, which was acquired during the year ended December 31, 2016. TMSC participates in Toshiba Corporate Pension Fund and the establishment of the new pension plan is currently in progress. The Company calculated the projected benefit obligations based on the current benefit level of Toshiba Corporate Pension Fund and included proportional share of the plan assets of TMSC in the following tables. These obligations and plan assets are expected to be reasonable estimates of the impact of creating the new plan.

Obligations and funded status

Reconciliations of beginning and ending balances of the projected benefit obligations and the fair value of the plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2016	2015	2016	2015
	(Millions of yen)		(Millions of yen)
Change in benefit obligations:
Projected benefit obligations at beginning of year	781,350	760,331	349,680	364,662
Service cost	29,367	30,009	6,816	7,760
Interest cost	8,238	8,008	8,792	10,572
Plan participants’ contributions	—	—	1,594	1,830
Actuarial (gain) loss	45,778	7,481	55,629	(5,534)
Benefits paid	(25,032)	(24,479)	(6,268)	(6,795)
Acquisition	71,040	—	21,285	—
Plan amendments	(4,734)	—	—	(2,655)
Foreign currency exchange rate changes	—	—	(45,442)	(20,160)

Projected benefit obligations at end of year	906,007	781,350	392,086	349,680
Change in plan assets:
Fair value of plan assets at beginning of year	626,575	622,121	217,870	221,421
Actual return on plan assets	12,145	17,541	18,276	21
Employer contributions	7,304	8,701	7,271	10,864
Plan participants’ contributions	—	—	1,594	1,830
Benefits paid	(21,782)	(21,788)	(6,268)	(6,795)
Acquisition	43,194	—	14,972	—
Foreign currency exchange rate changes	—	—	(28,776)	(9,471)

Fair value of plan assets at end of year	667,436	626,575	224,939	217,870

Funded status at end of year	(238,571)	(154,775)	(167,147)	(131,810)

Amounts recognized in the consolidated balance sheets at December 31, 2016 and 2015 are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2016	2015	2016	2015
	(Millions of yen)		(Millions of yen)
Other assets	976	814	1,346	9,986
Accrued expenses	—	—	(840)	(1,123)
Accrued pension and severance cost	(239,547)	(155,589)	(167,653)	(140,673)

	(238,571)	(154,775)	(167,147)	(131,810)

Amounts recognized in accumulated other comprehensive income (loss) at December 31, 2016 and 2015 before the effect of income taxes are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2016	2015	2016	2015
	(Millions of yen)		(Millions of yen)
Actuarial loss	251,078	208,946	116,930	71,750
Prior service credit	(71,439)	(79,935)	(2,652)	(2,567)

	179,639	129,011	114,278	69,183

The accumulated benefit obligation for all defined benefit plans was as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2016	2015	2016	2015
	(Millions of yen)		(Millions of yen)
Accumulated benefit obligation	869,355	740,545	377,004	338,160

The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2016	2015	2016	2015
	(Millions of yen)		(Millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	905,975	777,458	390,942	346,749
Fair value of plan assets	666,428	621,869	222,449	204,953
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	867,706	731,537	375,860	331,351
Fair value of plan assets	664,586	615,963	222,449	200,891

Components of net periodic benefit cost and other amounts recognized in other comprehensive income (loss)

Net periodic benefit cost for Canon’s employee retirement and severance defined benefit plans for the years ended December 31, 2016, 2015 and 2014 consisted of the following components:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2016	2015	2014	2016	2015	2014
	(Millions of yen)			(Millions of yen)
Service cost	29,367	30,009	26,445	6,816	7,760	6,801
Interest cost	8,238	8,008	10,772	8,792	10,572	10,654
Expected return on plan assets	(19,443)	(19,579)	(18,018)	(10,012)	(11,857)	(10,637)
Amortization of prior service credit	(13,230)	(12,592)	(12,800)	85	(145)	(61)
Amortization of actuarial loss	10,944	10,402	10,023	2,185	3,839	1,698
(Gain) loss on curtailments and settlements	—	—	—	—	—	(9,370)

	15,876	16,248	16,422	7,866	10,169	(915)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended December 31, 2016, 2015 and 2014 are summarized as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2016	2015	2014	2016	2015	2014
	(Millions of yen)			(Millions of yen)
Current year actuarial (gain) loss	53,076	9,519	33,800	47,365	6,302	37,366
Current year prior service credit	(4,734)	—	—	—	(2,655)	—
Amortization of actuarial loss	(10,944)	(10,402)	(10,023)	(2,185)	(3,839)	(1,698)
Amortization of prior service credit	13,230	12,592	12,800	(85)	145	61
Curtailments and settlements	—	—	—	—	—	(16,725)

	50,628	11,709	36,577	45,095	(47)	19,004

The estimated prior service credit and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are summarized as follows:

	Japanese plans	Foreign plans
	(Millions of yen)	(Millions of yen)
Prior service credit	(13,163)	43
Actuarial loss	13,852	5,765

Assumptions

Weighted-average assumptions used to determine benefit obligations are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2016	2015	2016	2015
Discount rate	0.7%	1.1%	2.2%	3.0%
Assumed rate of increase in future compensation levels	2.6%	3.0%	2.1%	2.0%

Weighted-average assumptions used to determine net periodic benefit cost are as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2016	2015	2014	2016	2015	2014
Discount rate	1.1%	1.1%	1.6%	3.0%	2.9%	3.9%
Assumed rate of increase in future compensation levels	3.0%	3.0%	3.0%	2.0%	2.0%	2.3%
Expected long-term rate of return on plan assets	3.1%	3.1%	3.1%	4.4%	5.6%	4.9%

Canon determines the expected long-term rate of return based on the expected long-term return of the various asset categories in which it invests. Canon considers the current expectations for future returns and the actual historical returns of each plan asset category.

Plan assets

Canon’s investment policies are designed to ensure adequate plan assets are available to provide future payments of pension benefits to eligible participants. Taking into account the expected long-term rate of return on plan assets, Canon formulates a “model” portfolio comprised of the optimal combination of equity securities and debt securities. Plan assets are invested in individual equity and debt securities using the guidelines of the “model” portfolio in order to produce a total return that will match the expected return on a mid-term to long-term basis. Canon evaluates the gap between expected return and actual return of invested plan assets on an annual basis to determine if such differences necessitate a revision in the formulation of the “model” portfolio. Canon revises the “model” portfolio when and to the extent considered necessary to achieve the expected long-term rate of return on plan assets.

Canon’s model portfolio for Japanese plans consists of three major components: approximately 20% is invested in equity securities, approximately 55% is invested in debt securities, and approximately 25% is invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.

Outside Japan, investment policies vary by country, but the long-term investment objectives and strategies remain consistent. Canon’s model portfolio for foreign plans has been developed as follows: approximately 40% is invested in equity securities, approximately 30% is invested in debt securities, and approximately 30% is invested in other investment vehicles, primarily consisting of investments in real estate assets.

The equity securities are selected primarily from stocks that are listed on the securities exchanges. Prior to investing, Canon has investigated the business condition of the investee companies, and appropriately diversified investments by type of industry and other relevant factors. The debt securities are selected primarily from government bonds, public debt instruments, and corporate bonds. Prior to investing, Canon has investigated the quality of the issue, including rating, interest rate, and repayment dates, and has appropriately diversified the investments. Pooled funds are selected using strategies consistent with the equity and debt securities described above. As for investments in life insurance company general accounts, the contracts with the insurance companies include a guaranteed interest rate and return of capital. With respect to investments in foreign investment vehicles, Canon has investigated the stability of the underlying governments and economies, the market characteristics such as settlement systems and the taxation systems. For each such investment, Canon has selected the appropriate investment country and currency.

The three levels of input used to measure fair value are more fully described in Note 20. The fair values of Canon’s pension plan assets at December 31, 2016 and 2015, by asset category, are as follows:

	December 31, 2016
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (a)	46,630	—	—	46,630	—	—	—	—
Foreign companies	7,902	—	—	7,902	22,680	—	—	22,680
Pooled funds (b)	—	133,023	—	133,023	—	62,641	—	62,641
Debt securities:
Government bonds (c)	99,157	—	—	99,157	11,558	—	—	11,558
Municipal bonds	—	1,317	—	1,317	—	2,577	—	2,577
Corporate bonds	—	14,298	—	14,298	—	19,989	—	19,989
Pooled funds (d)	—	121,066	—	121,066	—	22,296	—	22,296
Mortgage backed securities (and other asset backed securities)	—	13,612	—	13,612	—	—	—	—
Life insurance company general accounts	—	128,220	—	128,220	—	6,898	—	6,898
Other assets	—	102,127	84	102,211	—	76,276	24	76,300

	153,689	513,663	84	667,436	34,238	190,677	24	224,939

	December 31, 2015
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (e)	49,847	—	—	49,847	—	—	—	—
Foreign companies	3,287	—	—	3,287	18,661	—	—	18,661
Pooled funds (f)	—	125,850	—	125,850	—	66,296	—	66,296
Debt securities:
Government bonds (g)	142,015	—	—	142,015	48	—	—	48
Municipal bonds	—	1,248	—	1,248	—	2,587	—	2,587
Corporate bonds	—	13,532	—	13,532	—	21,009	—	21,009
Pooled funds (h)	—	120,364	—	120,364	—	34,564	—	34,564
Mortgage backed securities (and other asset backed securities)	—	10,462	—	10,462	—	137	—	137
Life insurance company general accounts	—	125,759	—	125,759	—	6,190	—	6,190
Other assets	—	33,432	779	34,211	—	68,378	—	68,378

	195,149	430,647	779	626,575	18,709	199,161	—	217,870

(a)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥187 million.
(b)	These funds invest in listed equity securities consisting of approximately 25% Japanese companies and 75% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(c)	This class includes approximately 85% Japanese government bonds and 15% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
(d)	These funds invest in approximately 25% Japanese government bonds, 50% foreign government bonds, 5% Japanese municipal bonds, and 20% corporate bonds for Japanese plans. These funds invest in approximately 70% foreign government bonds and 30% corporate bonds for foreign plans.
(e)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥325 million.
(f)	These funds invest in listed equity securities consisting of approximately 25% Japanese companies and 75% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(g)	This class includes approximately 85% Japanese government bonds and 15% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
(h)	These funds invest in approximately 25% Japanese government bonds, 50% foreign government bonds, 5% Japanese municipal bonds, and 20% corporate bonds for Japanese plans. These funds invest in approximately 75% foreign government bonds and 25% corporate bonds for foreign plans.

Each level into which assets are categorized is based on inputs used to measure the fair value of the assets, and does not necessarily indicate the risks or ratings of the assets.

Level 1 assets are comprised principally of equity securities and government bonds, which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised principally of pooled funds that invest in equity and debt securities, corporate bonds, investments in life insurance company general accounts and other assets. Pooled funds are valued at their net asset values that are calculated by the sponsor of the fund and have daily liquidity. Corporate bonds are valued using quoted prices for identical assets in markets that are not active. Investments in life insurance company general accounts are valued at conversion value. Other assets are comprised principally of interest bearing cash and hedge funds.

The fair value of Level 3 assets, consisting of hedge funds, was ¥108 million and ¥779 million at December 31, 2016 and 2015, respectively. Amounts of actual returns on, and purchases and sales of, these assets during the years ended December 31, 2016 and 2015 were not significant.

The fair values of plan assets by each asset category of TMSC are calculated based on a pro-rata basis of total plan assets of Toshiba Corporate Pension Fund.

Contributions

Canon expects to contribute ¥14,179 million to its Japanese defined benefit pension plans and ¥8,203 million to its foreign defined benefit pension plans for the year ending December 31, 2017.

Estimated future benefit payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Japanese plans	Foreign plans
	(Millions of yen)	(Millions of yen)
Year ending December 31:
2017	30,021	9,549
2018	32,431	9,920
2019	33,936	10,070
2020	34,833	10,460
2021	36,715	10,905
2022 – 2026	203,010	61,681

Multiemployer pension plans

The amounts of cost recognized for the multiemployer pension plans primarily in the Netherlands for the years ended December 31, 2016, 2015 and 2014 were ¥3,482 million, ¥3,864 million and ¥2,815 million, respectively. The multiemployer pension plan in which the subsidiaries in the Netherlands participated was 96% funded as of December 31, 2015. The collective bargaining agreements have no expiration date. Canon is not liable for other participating employers’ obligations under the terms and conditions of the agreements.

Defined contribution plans

The amounts of cost recognized for the defined contribution pension plans of the Company and certain of its subsidiaries for the years ended December 31, 2016, 2015 and 2014 were ¥17,603 million, ¥17,277 million and ¥15,077 million, respectively.